United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/18

Date of Reporting Period: Quarter ended 09/30/17

Item 1.	Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.3%
		Alabama—1.2%
$430,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2023	$499,866
1,035,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2024	1,224,043
10,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2017), 4.00% TOBs (Royal Bank of Canada GTD), Mandatory Tender 7/1/2022	11,016,300
		TOTAL	12,740,209
		Alaska—0.7%
2,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003A), 5.00%, 1/1/2021	2,218,180
5,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	5,545,450
		TOTAL	7,763,630
		Arizona—0.8%
3,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 2.79% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	3,053,760
5,000,000		Maricopa County, AZ Pollution Control Corp., PCR Revenue Refunding Bonds (Series 2010A), 2.40% TOBs, Public Service Co., NM, Mandatory Tender 6/1/2020	5,065,700
		TOTAL	8,119,460
		Arkansas—0.7%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	501,370
7,250,000		Independence County, AR (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2013), 2.375%, 1/1/2021	7,467,065
		TOTAL	7,968,435
		California—8.4%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,078,390
500,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 4.00%, 10/1/2021	545,460
750,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 4.00%, 10/1/2023	836,288
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2022	1,152,000
10,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014C), 1.875% TOBs, Mandatory Tender 4/1/2019	10,079,600
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 2.04% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,087,900
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 2.04% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,175,800
13,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs, Providence St. Joseph Health, Mandatory Tender 10/15/2019	14,000,870
2,045,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2017C), 5.00% TOBs, Kaiser Permanente, Mandatory Tender 11/1/2022	2,395,820
2,500,000		California Infrastructure & Economic Development Bank, Revenue Refunding Bonds (Series 2010B), 1.75% TOBs, Pacific Gas & Electric Co., Mandatory Tender 6/1/2022	2,512,525
2,000,000		California Infrastructure & Economic Development Bank, Revenue Refunding Bonds (Series 2010E), 1.75% TOBs, Pacific Gas & Electric Co., Mandatory Tender 6/1/2022	2,008,220
500,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2018	506,450
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2019	1,048,320
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2020	1,081,120
1,100,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2021	1,219,636
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2022	1,133,320
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2023	2,306,700
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2024	2,339,660
5,000,000		California PCFA (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625%, 6/1/2018	5,086,550

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	$1,525,968
9,250,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013E) FRNs, 1.692% (1-month USLIBOR x0.7%+0.830%), Mandatory Tender 12/1/2018	9,283,115
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 1.94% (SIFMA 7-day +1.000%), 5/1/2019	4,030,480
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.09% (SIFMA 7-day +1.150%), 5/1/2020	3,046,530
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,634,300
1,050,000		Orange County, CA Transportation Authority (91 Express Lanes-OCTA), Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00%, 8/15/2019	1,128,592
3,300,000		Palomar Pomerado Health, CA, (Series 2006C) ARS (AGM INS), 1.57%, 10/5/2017	3,300,000
		TOTAL	89,543,614
		Colorado—0.7%
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2018	251,270
225,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2019	230,321
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2020	259,955
400,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2022	425,232
640,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2023	715,642
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2024	849,570
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2025	682,350
350,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refundings Bonds (Series 2016), 4.00%, 1/1/2021	368,778
700,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 3.00%, 12/1/2017	702,247
600,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.00%, 12/1/2018	616,848
625,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.00%, 12/1/2019	654,762
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2020	1,091,360
750,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2021	834,885
250,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2022	281,970
		TOTAL	7,965,190
		Connecticut—2.7%
5,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B) FRNs, 1.379% (1-month USLIBOR x0.67% +0.550%), Mandatory Tender 7/1/2019	4,997,300
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A) FRNs, 2.19% (SIFMA 7-day +1.250%), 4/15/2020	10,118,400
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D) FRNs, 1.86% (SIFMA 7-day +0.920%), 9/15/2019	2,003,840
1,500,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A) FRNs, 1.84% (SIFMA 7-day +0.900%), 3/1/2023	1,496,820
2,255,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A) FRNs, 1.89% (SIFMA 7-day +0.950%), 3/1/2024	2,245,506
4,000,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A) FRNs, 1.93% (SIFMA 7-day +0.990%), 3/1/2025	3,972,200
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2018	2,146,137
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2019	2,090,060
		TOTAL	29,070,263
		Florida—4.6%
4,500,000	[1]	Citizens Property Insurance Corp. FL (Citizens Property Insurance Coastal Account), SIFMA (Series 2015A-2) FRNs, 1.79% (SIFMA 7-day +0.850%), 6/1/2018	4,494,690
630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	630,107
1,720,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 4.00%, 6/1/2018	1,751,528
1,600,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2019	1,693,616
755,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2020	823,290
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2021	1,334,707
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2022	1,137,560

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$600,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2018	$622,656
630,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2019	675,410
525,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2020	579,779
1,245,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2021	1,410,398
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2022	1,502,657
1,000,000		Jacksonville, FL, Special Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2022	1,165,940
200,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2017	200,046
500,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2018	519,855
570,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2020	633,572
750,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2021	856,380
2,145,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2022	2,499,804
2,000,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2023	2,375,280
4,900,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.75% TOBs, Waste Management, Inc., Mandatory Tender 11/1/2019	4,930,772
2,200,000		Okeechobee County, FL, 1.55% TOBs, Waste Management, Inc., Mandatory Tender 7/1/2021	2,185,634
1,300,000		Orange County, FL, Health Facilities Authority (Presbyterian Retirement Communities ), Revenue Bonds (Series 2014), 4.00%, 8/1/2019	1,347,281
1,750,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2018	1,801,450
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,598,700
1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,484,366
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,560,105
2,500,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2016), 4.00%, 11/15/2019	2,625,925
2,500,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2016), 4.00%, 11/15/2020	2,674,400
3,265,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2016), 5.00%, 11/15/2021	3,672,897
		TOTAL	48,788,805
		Georgia—2.3%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,525,800
10,000,000		Burke County, GA Development Authority, Vogtle Project Revenue Refunding Bonds, 1.85% TOBs, Georgia Power Co., Mandatory Tender 8/22/2019	9,999,700
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,147,750
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 1.89% (SIFMA 7-day +0.950%), 2/18/2020	7,515,450
830,000		Gainesville and Hall County, GA Development Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00%, 11/15/2017	832,498
		TOTAL	24,021,198
		Hawaii—0.1%
1,000,000		Hawaii State Department of Budget & Finance (Kahala Nui), Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2017	1,004,710
500,000		Hawaii State Department of Budget & Finance (Kahala Nui), Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2018	519,100
		TOTAL	1,523,810
		Illinois—8.8%
4,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index) FRNs, 1.77% (SIFMA 7-day +0.830%), Mandatory Tender 6/1/2018	3,965,640
400,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2019	419,444
500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2020	541,795
3,250,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2021	3,627,617
1,500,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2022	1,714,290
1,500,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2020	1,627,485
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2021	2,234,420

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,450,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016C), 5.00%, 1/1/2024	$1,720,483
1,875,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	1,894,406
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.00%, 11/1/2023	1,315,726
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	1,100,030
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	1,122,770
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2022	5,711,800
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	3,066,163
1,170,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,175,780
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2018	1,560,570
550,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 4.00%, 11/1/2018	565,516
1,000,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 4.00%, 5/1/2019	1,039,420
1,855,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 5/1/2020	2,015,124
1,200,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2021	1,352,364
1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2022	1,717,695
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2023	2,090,142
3,000,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016B) FRNs, 2.216% (1-month USLIBOR x0.70% +1.350%), 5/1/2021	3,015,150
2,500,000		Illinois Finance Authority (Trinity Healthcare Credit Group), Revenue Bonds (Series 2011IL), 3.00%, 12/1/2017	2,508,650
6,500,000		Illinois Finance Authority, Revenue Bonds (Series 2008A-2), 5.00% TOBs, Advocate Health Care Network, Mandatory Tender 2/1/2020	7,059,000
5,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012 E-2), 1.75% TOBs, Ascension Health Alliance Senior Credit Group, Mandatory Tender 4/1/2021	5,043,850
5,000,000		Illinois Finance Authority, Revenue Bonds (Series A-1), 5.00% TOBs, Advocate Health Care Network, Mandatory Tender 1/15/2020	5,417,500
3,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016A), 5.00%, 6/15/2023	3,489,630
2,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016A), 5.00%, 6/15/2024	2,359,360
1,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2023	1,109,440
1,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 5.00%, 6/15/2022	1,129,720
4,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013B-1), 5.00%, 12/1/2018	4,184,720
4,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,032,240
5,500,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2019	5,624,960
1,750,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2020	1,809,483
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2019	1,035,830
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2020	2,113,140
2,205,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,265,858
		TOTAL	93,777,211
		Indiana—1.4%
1,290,000		Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.00%, 8/15/2018	1,334,195
1,000,000		Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.00%, 8/15/2020	1,105,960
855,000		Indiana State Finance Authority Hospital Revenue (Community Health Network), Hospital Revenue Bonds (Series 2012A), 5.00%, 5/1/2020	932,908
1,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	1,039,350
2,500,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00%, 10/1/2019	2,682,525
4,000,000		Rockport, IN PCR, Revenue Refunding Bonds (Series 2008D), 2.05% TOBs, Indiana Michigan Power Co., Mandatory Tender 6/1/2021	4,019,720
3,000,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	3,351,000
		TOTAL	14,465,658
		Iowa—0.8%
6,000,000		Iowa Finance Authority (Shenandoah Medical Center), Hospital Revenue & Bond Anticipation Notes (Series 2015), 1.75%, 6/1/2018	6,001,860

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$3,000,000		People's Memorial Hospital of Buchanan County, IA (Buchanan County Health Center), Hospital Revenue Notes (Series 2016), 1.50%, 12/1/2018	$2,995,470
		TOTAL	8,997,330
		Kansas—0.3%
500,000		Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 4.00%, 9/1/2018	513,500
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2020	1,105,030
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2021	1,135,120
		TOTAL	2,753,650
		Kentucky—0.9%
5,000,000		Kentucky EDFA, Revenue Bonds (Series 2009B), 2.70% TOBs, Catholic Health Initiatives, Mandatory Tender 11/10/2021	5,117,500
4,000,000		Louisville & Jefferson County, KY Metropolitan Government, Environmental Facilities Revenue Refunding Bonds (Series 2017A), 1.25% TOBs, Louisville Gas & Electric Co., Mandatory Tender 6/3/2019	4,001,520
		TOTAL	9,119,020
		Louisiana—2.6%
3,600,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index) FRNs, 1.416% (1-month USLIBOR x0.7% +0.550%), Mandatory Tender 5/1/2018	3,599,172
8,570,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs, Loop LLC, Mandatory Tender 10/1/2017	8,570,429
6,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1A), 2.00% TOBs, Loop LLC, Mandatory Tender 10/1/2022	6,000,000
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs, Valero Energy Corp., Mandatory Tender 6/1/2022	3,978,701
2,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2018	2,560,825
3,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,432,195
		TOTAL	28,141,322
		Maryland—0.3%
2,250,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-70 (Series 2017C-2), 3.00%, 11/1/2025	2,256,458
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-85 (Series 2017C-1), 3.50%, 11/1/2026	1,002,850
		TOTAL	3,259,308
		Massachusetts—0.2%
1,915,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 1.42% (SIFMA 7-day +0.480%), 1/29/2020	1,912,166
		Michigan—4.2%
2,000,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2018	2,044,680
3,000,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2019	3,171,690
4,500,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2020	4,899,645
5,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2022	5,731,000
2,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series D-1), 5.00% (AGM INS), 7/1/2020	2,200,200
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series D-1), 5.00% (AGM INS), 7/1/2021	2,821,250
1,125,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2019	1,190,329
1,200,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2020	1,303,080
10,000,000	[1]	Michigan State Financial Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, Series 2015MI FRNs, 1.367% (1-month USLIBOR x0.67% +0.540%), 12/1/2020	10,012,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.00%, 10/15/2019	$1,073,580
1,170,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.00%, 10/15/2020	1,291,294
4,500,000		Michigan Strategic Fund, Variable Rate Limited Obligation Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Detroit Edison Co., Mandatory Tender 9/1/2021	4,439,385
3,500,000		Michigan Strategic Fund, Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Detroit Edison Co., Mandatory Tender 9/1/2021	3,452,855
1,500,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group ), Hospital Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2019	1,605,900
		TOTAL	45,236,888
		Minnesota—1.0%
3,500,000		Duluth, MN ISD No. 709, COP (Series 2016A), 3.00% (School District Credit Program GTD), 2/1/2020	3,628,765
4,935,000		Duluth, MN ISD No. 709, COP (Series 2016A), 3.00% (School District Credit Program GTD), 2/1/2021	5,175,631
2,030,000		Duluth, MN ISD No. 709, COP (Series 2016A), 5.00% (School District Credit Program GTD), 2/1/2022	2,311,723
		TOTAL	11,116,119
		Mississippi—0.7%
1,000,000		Mississippi Development Bank (Harrison County, MS Highway), Special Obligation Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,047,320
1,500,000		Mississippi Development Bank (Laurel, MS Highway), Special Obligation Refunding Bonds (Series 2013B), 4.00%, 1/1/2019	1,552,155
1,425,000		Mississippi Development Bank (Madison County, MS Highway), Special Obligation Refunding Bonds (Series 2013C), 5.00%, 1/1/2019	1,492,431
3,250,000		Mississippi Hospital Equipment & Facilities Authority (North Mississippi Health Services), Revenue Bonds (2010 Series 1), 5.00%, 10/1/2017	3,250,748
		TOTAL	7,342,654
		Missouri—1.4%
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilites Revenue Bonds (Series 2016B), 5.00%, 2/1/2025	971,915
255,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 4.00%, 2/1/2018	257,326
535,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 4.00%, 2/1/2020	563,992
565,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 5.00%, 2/1/2021	622,771
600,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.00%, 2/1/2019	619,188
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.00%, 2/1/2020	841,656
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.00%, 2/1/2023	568,785
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 4.00%, 2/1/2018	504,560
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 4.00%, 2/1/2019	670,787
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2021	881,800
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2022	730,009
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2023	1,365,084
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2024	858,225
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2026	858,262
2,000,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017A), 5.00% (AGM INS), 7/1/2022	2,317,620
2,335,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017A), 5.00% (AGM INS), 7/1/2023	2,757,868
		TOTAL	15,389,848
		Multi State—0.4%
3,900,000	[1]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 1.99% (SIFMA 7-day +1.050%), 7/1/2019	3,909,126
		Nebraska—1.3%
8,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 12/1/2019	8,611,600
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,007,830
1,500,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2016A), 5.00%, 2/1/2023	1,768,425
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2016A), 5.00%, 2/1/2024	2,399,940
		TOTAL	13,787,795

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—1.4%
$3,700,000		Clark County, NV Pollution Control, PCR Revenue Bonds (Series 2017), 1.60% TOBs, Nevada Power Co., Mandatory Tender 5/21/2020	$3,712,543
2,250,000		Humboldt County, NV, PCR Refunding Bonds (Series 2016A), 1.25% TOBs, Sierra Pacific Power Co., Mandatory Tender 6/3/2019	2,250,112
6,500,000		Washoe County, NV Gas & Water Facilities Revenue, Revenue Refunding Bonds (Series 2016B), 3.00% TOBs, Sierra Pacific Power Co., Mandatory Tender 6/1/2022	6,818,695
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,358,360
		TOTAL	15,139,710
		New Jersey—6.9%
3,000,000		Asbury Park, NJ, 2.50% BANs, 6/15/2018	3,018,360
2,641,000		Buena Vista Township, NJ, 2.25% BANs, 9/5/2018	2,658,563
2,500,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs, Waste Management, Inc., Mandatory Tender 12/1/2017	2,503,900
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00%, 6/15/2022	5,541,900
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds(Series 2013 I) FRNs, 2.19% (SIFMA 7-day +1.250%), 9/1/2025	9,701,700
3,000,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2018	3,066,690
1,000,000		New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health System Obligated Group), Refunding Bonds (Series 2011), 5.00%, 7/1/2018	1,029,320
5,230,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2014AA), 5.00%, 6/15/2018	5,358,867
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB-2) FRNs, 2.14% (SIFMA 7-day +1.200%), 12/15/2021	9,908,800
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011B), 5.00%, 6/15/2018	1,024,640
5,750,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-3) FRNs, 1.62% (SIFMA 7-day +0.680%), Mandatory Tender 1/1/2018	5,750,000
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,244,350
475,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2018	479,878
1,195,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,296,850
305,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	331,779
5,000,000	[1,2]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 1.417%, (1-month USLIBOR x0.7% +0.600%), 1/1/2023	5,001,150
5,000,000	[1,2]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 1.570%, (1-month USLIBOR x0.7% +0.700%), 1/1/2024	4,999,850
3,741,000		Newark, NJ, 3.00% RANs, 12/4/2017	3,750,053
3,227,000		Pine Beach, NJ, 2.50% BANs, 11/3/2017	3,229,840
		TOTAL	73,896,490
		New Mexico—1.8%
3,500,000		Farmington, NM, PCR Refunding Bonds (Series 2010B), 2.125% TOBs, Public Service Co. NM, Mandatory Tender 6/1/2022	3,518,130
5,000,000		Farmington, NM, PCR Refunding Bonds (Series 2016A), 1.875% TOBs, Public Service Co. NM, Mandatory Tender 10/1/2021	4,976,000
2,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014A), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	2,658,075
8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs (Royal Bank of Canada GTD), 1.579% (1-month USLIBOR x0.67% +0.750%), 8/1/2019	8,142,257
		TOTAL	19,294,462
		New York—6.8%
2,944,000		Adams Village, NY, 2.50% BANs, 3/30/2018	2,956,335
2,500,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.00%, 5/1/2018	2,560,150
9,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2015C) FRNs, 1.746% (1-month USLIBOR x0.9% +0.880%), 11/1/2018	9,029,880
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2005G), 5.00%, 11/15/2017	1,005,340
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs (AGM Corp. INS), 1.424% (1-month USLIBOR x0.69% +0.570%), 4/6/2020	3,010,590

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs (AGM Corp. INS), 1.534% (1-month USLIBOR x0.69% +0.680%), 4/6/2021	$3,023,190
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 1.529% (1-month USLIBOR x0.67% +0.700%), 2/1/2020	10,056,000
2,500,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b) FRNs (AGM Corp. INS), 1.454% (1-month USLIBOR x0.69% +0.600%), Mandatory Tender 5/15/2018	2,507,600
2,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d) FRNs, 1.659% (1-month USLIBOR x0.67% +0.830%), 11/1/2017	2,001,020
2,096,927		Minoa, NY, 2.25% BANs, 8/31/2018	2,109,676
3,495,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00%, 11/1/2017	3,507,897
330,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00% (United States Treasury COL), 11/1/2017	331,267
3,800,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4) FRNs, 1.49% (SIFMA 7-day +0.550%), 8/1/2025	3,800,000
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,066,900
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,143,280
500,000		New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	516,725
1,005,000		New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,038,617
1,300,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue ), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2018	1,313,039
1,000,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue ), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2019	1,047,970
3,125,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue ), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	3,313,344
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2020	3,250,830
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2021	3,336,240
2,000,000		Suffolk County, NY Economic Development Corp. (Catholic Health Services of Long Island Obligated Group), Revenue Bonds (Series 2011), 5.00%, 7/1/2018	2,057,420
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,091,040
5,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 1.529% (1-month USLIBOR x0.67% +0.700%), 12/1/2021	5,025,100
		TOTAL	73,099,450
		North Carolina—1.9%
2,000,000		Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2022	2,334,680
850,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2021	965,226
550,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2023	650,436
900,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2025	1,094,517
750,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 4.00%, 7/1/2022	835,935
1,000,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 4.00%, 7/1/2023	1,127,940
580,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 5.00%, 7/1/2020	640,053
825,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 5.00%, 7/1/2021	936,837
1,350,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 5.00%, 7/1/2025	1,641,775
1,250,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00% (United States Treasury COL), 1/1/2018	1,263,325
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00% (United States Treasury COL), 1/1/2019	1,049,900
900,000	[1]	North Carolina Medical Care Commission (Wake Forest Baptist Obligated Group), Health Care Facilities Revenue Refunding Bonds (Series 2012C) FRNs, 1.68% (SIFMA 7-day +0.740%), 12/1/2017	900,000
1,000,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Refunding Bonds (Series 2017), 5.00%, 3/1/2020	1,091,950
2,000,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Refunding Bonds (Series 2017), 5.00%, 3/1/2021	2,245,960
3,000,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Refunding Bonds (Series 2017), 5.00%, 3/1/2022	3,444,900
		TOTAL	20,223,434

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—3.4%
$2,070,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 1.69% (SIFMA 7-day +0.750%), 5/1/2020	$2,069,151
2,100,000		Bratenahl, OH, 2.00% BANs, 8/15/2018	2,110,416
2,685,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	2,698,613
7,400,000	[1]	Eaton Vance Ohio Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 1.94% (SIFMA 7-day +1.000%), 7/1/2019	7,410,878
2,000,000		Hamilton County, OH Sewer System, Improvement & Revenue Refunding Bonds (Series 2013A), 5.00%, 12/1/2017	2,014,500
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs (Royal Bank of Canada GTD), 1.549% (1-month USLIBOR x0.67% +0.720%), Mandatory Tender 8/1/2019	4,974,150
5,000,000		Monroe County, OH, 1.50% BANs, 10/6/2017	5,000,100
2,000,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,078,920
235,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Bonds, 4.00%, 12/1/2017	236,267
1,765,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Bonds, 4.00% (United States Treasury COL), 12/1/2017	1,774,549
750,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2013), 4.00%, 12/1/2019	795,795
1,000,000		Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2011A), 5.00%, 12/1/2017	1,007,050
1,800,000		Ohio Water Development Authority (Waste Management, Inc.), 1.55%, 7/1/2021	1,790,460
2,500,000		Plain City, OH, 2.125% BANs, 5/15/2018	2,510,775
		TOTAL	36,471,624
		Oklahoma—2.4%
1,410,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 9/1/2019	1,482,488
2,685,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.50%, 9/1/2020	2,921,119
2,285,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.50%, 9/1/2021	2,542,017
2,775,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2017), 4.00%, 9/1/2024	3,121,847
3,000,000		Cleveland County, OK Educational Facilities Authority (Moore Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.00%, 6/1/2019	3,190,110
2,000,000		Oklahoma County, OK Finance Authority (Midwest City-Del City Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 3/1/2018	2,025,120
2,700,000		Oklahoma County, OK Finance Authority (Midwest City-Del City Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 3/1/2019	2,805,651
1,850,000		Oklahoma Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375%, 12/1/2021	1,904,075
1,255,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2011), 3.125%, 9/1/2018	1,278,707
2,600,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2011), 5.00%, 9/1/2019	2,782,858
1,000,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.00%, 9/1/2022	1,152,960
		TOTAL	25,206,952
		Pennsylvania—7.5%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (AGM INS), 6/1/2018	3,078,960
1,000,000		Allegheny County Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), 5.00% (AGM INS), 12/1/2024	1,198,130
850,000		Allegheny County Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), 5.00% (AGM INS), 12/1/2025	1,026,503
4,000,000	[1]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, 2.44% (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	4,025,040
835,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.00%, 1/1/2019	859,265
1,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.00%, 1/1/2020	1,048,620
2,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2021	2,192,120
425,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2018	428,812
2,315,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2019	2,410,910

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,115,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2022	$1,246,425
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2024	1,331,322
550,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2018	567,408
365,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2019	384,947
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2020	538,035
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2022	576,040
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2023	876,690
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 1.898% (1-month USLIBOR x0.67% +1.070%), 6/1/2024	12,432,500
750,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 10/15/2017	751,050
380,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 5.00% (State Aid Withholding GTD), 10/15/2018	395,477
5,000,000		Lehigh County, PA IDA, PCR Refunding Bonds (Series 2016A), 1.80% TOBs, PPL Electric Utilities Corp., Mandatory Tender 9/1/2022	4,972,050
625,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 4.00%, 2/15/2018	632,156
4,000,000		Montgomery County, PA IDA, PCR Refunding Bonds (Series 2002A), 2.55% TOBs, Exelon Generation Co. LLC, Mandatory Tender 6/1/2020	4,044,080
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 2.34% (SIFMA 7-day +1.400%), 8/15/2020	8,056,640
2,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 1.85%, 11/1/2021	1,995,780
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.09% (SIFMA 7-day +1.150%), 12/1/2019	10,134,100
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 1.92% (SIFMA 7-day +0.980%), 12/1/2021	10,143,600
1,970,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs (State Aid Withholding GTD), 1.841% (1-month USLIBOR x0.68% +1.000%), 4/2/2018	1,973,251
2,290,000	[1]	State Public School Building Authority, PA (Albert Gallatin, PA Area School District), Libor Index Rate Revenue Bonds (Series 2014) FRNs, 1.629% (1-month USLIBOR x0.67% +0.800%), Mandatory Tender 9/1/2018	2,292,565
		TOTAL	79,612,476
		Rhode Island—2.8%
2,250,000		Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development Bonds (2017 Series 1-A), 1.60% TOBs, Mandatory Tender 4/1/2019	2,250,563
4,000,000		Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development Bonds (2017 Series 1-B), 1.70% TOBs, Mandatory Tender 10/1/2019	4,003,240
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2019	4,419,606
3,075,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011), 5.00%, 8/1/2018	3,180,011
1,125,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2018	1,163,419
1,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2018	1,022,680
1,500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2019	1,583,775
1,500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2020	1,630,005
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2021	2,506,995
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2022	2,557,395
2,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2023	2,312,720
2,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2024	2,669,565

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Rhode Island—continued
$1,000,000		Rhode Island State Health and Educational Building Corp. (Providence, RI), Revenue Refunding Bonds (Providence Public Buildings Authority)(Series 2013A), 5.00%, 5/15/2018	$1,023,380
		TOTAL	30,323,354
		South Carolina—0.6%
645,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2018	674,657
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2019	1,082,340
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2020	1,116,530
1,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,010,220
3,000,000		South Carolina Jobs-EDA (East Point Academy), Revenue Notes (Series 2017A), 2.25%, 5/1/2019	2,999,340
		TOTAL	6,883,087
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	859,853
		Tennessee—0.2%
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,545,375
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	998,720
		TOTAL	2,544,095
		Texas—8.3%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,463,600
850,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2018	858,356
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,046,170
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	539,820
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,554,616
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2019	5,147,300
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	1,825,268
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,507,497
2,500,000	[1]	Harris County, TX (Harris County, TX Toll Road Authority), Revenue Refunding Bonds (Series 2012A) FRNs, 1.72% (SIFMA 7-day +0.780%), 8/15/2018	2,500,975
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.84% (SIFMA 7-day +0.900%), 6/1/2022	5,634,944
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.89% (SIFMA 7-day +0.950%), 6/1/2023	4,500,180
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.99% (SIFMA 7-day +1.050%), 6/1/2024	5,685,739
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 1.69% (1-month USLIBOR x0.68% +0.850%), 6/1/2020	2,020,100
2,335,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,416,702
3,570,000		Lubbock, TX HFDC (Providence St. Joseph Health), Refunding Revenue Bonds (Series 2008B), 5.00%, 7/1/2019	3,805,549
2,250,000		Mansfield, TX ISD, UT GO School Building Bonds (Series 2012), 2.50% TOBs (PSFG GTD), Mandatory Tender 8/1/2021	2,333,452
4,905,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs, Mandatory Tender 8/1/2019	5,060,636
95,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs (United States Treasury PRF 8/1/2019@100), Mandatory Tender 8/1/2019	98,261
200,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 1.00%, 11/1/2017	199,940
330,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 3.00%, 11/1/2019	338,078
735,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 4.00%, 11/1/2021	787,134
500,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2023	565,350
625,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2024	711,244
1,105,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2025	1,263,766
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,097,220

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate) FRNs, 1.74% (SIFMA 7-day +0.800%), Mandatory Tender 1/1/2019	$5,017,250
6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 1.61% (SIFMA 7-day +0.670%), 1/1/2020	6,342,475
5,000,000		Plano, TX ISD, UT GO School Building Bonds, 5.00% (PSFG GTD), 2/15/2023	5,890,950
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,339,075
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	618,965
3,250,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2015B), 2.00%, 12/1/2021	3,289,552
2,375,000		Texas State Public Finance Authority (Texas State), Refunding UT GO Bonds (Series 2011), 5.00%, 10/1/2018	2,470,166
3,665,000		Texas State Transportation Commission - Central Texas Turnpike System, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs, Mandatory Tender 4/1/2020	3,977,844
		TOTAL	88,908,174
		Utah—0.6%
2,400,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2018	2,472,600
3,600,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2019	3,844,044
		TOTAL	6,316,644
		Vermont—0.6%
6,075,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017), 2.00% BANs, 7/1/2020	6,053,920
		Virginia—0.7%
1,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.00%, 7/1/2019	1,065,260
2,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.00%, 7/1/2020	2,198,480
4,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 1.55% TOBs (Dominion Energy, Inc. GTD), Mandatory Tender 10/1/2019	3,991,720
		TOTAL	7,255,460
		Washington—2.1%
3,415,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2019	3,626,491
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2020	5,475,700
3,000,000		Washington State EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	3,023,940
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.927% (1-month USLIBOR x0.67% +1.100%), 7/1/2022	3,757,857
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C) FRNs, 1.99% (SIFMA 7-day +1.050%), 7/3/2023	3,030,090
3,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs, Providence St. Joseph Health, Mandatory Tender 10/1/2021	3,400,440
		TOTAL	22,314,518
		West Virginia—0.6%
2,500,000		Mason County, WV, PCRBs, 1.625% TOBs, Appalachian Power Co., Mandatory Tender 10/1/2018	2,514,450
3,325,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 1.90% TOBs, Appalachian Power Co., Mandatory Tender 4/1/2019	3,333,612
		TOTAL	5,848,062
		Wisconsin—1.1%
4,785,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.00%, 10/15/2019	5,141,291
1,310,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.00%, 10/15/2020	1,450,353
2,250,000		Wisconsin State, Refunding UT GO Bonds (2016 Series 1), 5.00%, 11/1/2022	2,639,205
1,000,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2021	1,129,280
700,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2022	806,484
500,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2023	586,805
		TOTAL	11,753,418
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,021,322,496)	1,028,717,892

Principal Amount			Value
		SHORT-TERM MUNICIPALS—4.8%
		Georgia—1.2%
$1,300,000	[1]	Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 1.04%, 10/2/2017	$1,300,000
10,400,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 1.15%, 10/5/2017	10,400,000
1,000,000	[1]	Heard County, GA Development Authority (Georgia Power Co.), (First Series 1997) Daily VRDNs, 1.04%, 10/2/2017	1,000,000
		TOTAL	12,700,000
		Illinois—1.1%
5,285,000	[1]	Chicago, IL Board of Education, (Series 2017-XG0108) Weekly VRDNs (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 1.14%, 10/5/2017	5,285,000
6,495,000	[1]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (Series 2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.27%, 10/5/2017	6,495,000
		TOTAL	11,780,000
		Pennsylvania—0.8%
8,810,000	[1]	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), VRMOs (Series 2015B) Weekly VRENs, 0.18%, 10/5/2017	8,810,000
		Texas—1.7%
9,760,000	[1]	Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.41%, 10/2/2017	9,760,000
3,575,000	[1]	Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.41%, 10/2/2017	3,575,000
5,000,000	[1]	Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Daily VRDNs, 1.41%, 10/2/2017	5,000,000
		TOTAL	18,335,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $51,625,000)	51,625,000
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $1,072,947,496)[3]	1,080,342,892
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[4]	(11,876,074)
		TOTAL NET ASSETS—100%	$1,068,466,818
At September 30, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Investment purchased on a when-issued basis or delayed delivery basis. Rate shown is coupon as of the settlement date.
3	At September 30, 2017, the cost of investments for federal tax purposes was $1,072,931,722. The net unrealized appreciation of investments for federal tax purposes was $7,411,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,378,865 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,967,695.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
COL	—Collateralized
COP	—Certificate of Participation
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017